Financial Income and Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Income and Expense
Current accounts and deposits	€ 763	€ 189	€ 90
Interest on loans and borrowings	(1,083)	(810)	(596)
Net foreign exchange benefit/(loss)	722	(171)	(2,669)
Total	€ 402	€ (792)	€ (3,175)